Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 597		$ 569
Depreciation of right-of-use assets	16	$ 13
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	60		60
Depreciation of right-of-use assets	1	1
Buildings, leasehold improvements and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	537		$ 509
Depreciation of right-of-use assets	$ 15	$ 12